Critical accounting judgments and key sources of estimation uncertainty - IFRS 15 - Revenue recognition Gilead (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jul. 14, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Critical accounting estimates and judgments
Deferred income	€ 2,364,701	€ 2,809,133	€ 3,000,646		€ 149,801
Collaboration agreement for filgotinib
Critical accounting estimates and judgments
Deferred income	604,900
Gilead [member]
Critical accounting estimates and judgments
Deferred income	4,308,669	4,286,852	4,012,108
Gilead [member] | Collaboration agreement for filgotinib
Critical accounting estimates and judgments
Deferred income	€ 604,875	€ 818,654	€ 780,261		€ 145,798
Gilead [member] | Derivative financial instrument
Critical accounting estimates and judgments
Offsetting short term financial asset (derivative)				€ 85,600
Number of performance obligations exceeding one year | item	3
Upfront payments and milestone payments [Member] | Collaboration agreement for filgotinib
Critical accounting estimates and judgments
Revenue recognized	€ 235,700
Scenario | Collaboration agreement for filgotinib
Critical accounting estimates and judgments
Increase (decrease) in remaining cost to complete filgotinib performance obligation	5.00%
(Decrease) increase in revenue recognition and corresponding increase (decrease) in current and non-current deferred income	€ (16,700)
Scenario 2 | Collaboration agreement for filgotinib
Critical accounting estimates and judgments
Increase (decrease) in remaining cost to complete filgotinib performance obligation	(5.00%)
(Decrease) increase in revenue recognition and corresponding increase (decrease) in current and non-current deferred income	€ 17,500